Derivatives - Nominal amounts and fair values of trading and hedging derivatives	12 Months Ended
Dec. 31, 2020
Derivatives - Nominal amounts and fair values of trading and hedging derivatives
Derivatives - Nominal amounts and fair values of trading and hedging derivatives

32. Financial derivatives - Nominal amounts and fair values of trading and hedging financial derivatives

The breakdown of the fair value and nominal amount of trading financial derivatives asset as of December 31, 2019 and 2020 is as follows:

	12/31/2019		12/31/2020
Trading	Nominal	Fair Value	Nominal	Fair Value

Futures:
Foreign Currency Futures	—	—	1,030	5
Market Index Futures	4,144	—	9	—

Forwards:
Foreign Currency Forwards	209,085	8,769	171,450	9,293
Foreign Exchange (Spot)	18,630	32	40,944	92
Equity Forwards	341	—	2,270	48

Options:
Foreign Currency Options	50,940	1,052	72,892	3,879
Interest Rate Options	111,940	421	54,471	232
Market Index Options	1,828	212	271	43
Equity Options	43	—	649	72

Swaps:
IRS	3,353,662	80,078	3,596,532	196,170
Equity Swaps	628	10	—	—
CCS	442,402	61,173	472,918	86,337
Total Trading	4,193,643	151,747	4,413,436	296,171

As of December 31, 2019 and 2020, 151,747 million pesos and 296,171 million pesos (assets) are OTC financial derivatives of the total amount of the trading financial derivatives asset, respectively.

The breakdown of the fair value and nominal amount of hedging financial derivatives asset as of December 31, 2019 and 2020 is as follows:

	12/31/2019		12/31/2020
Hedging	Nominal	Fair Value	Nominal	Fair Value

Cash flow hedge:
CCS	11,177	3,843	10,824	4,282
Foreign Currency Forwards	59,417	4,488	36,144	4,013

Fair value hedge:
IRS	53,882	719	1,000	11
CCS	3,868	206	—	—
Total Hedging	128,344	9,256	47,968	8,306
Total Financial Derivatives Asset	4,321,987	161,003	4,461,404	304,477

The breakdown of the fair value and nominal amount of trading financial derivatives liability as of December 31, 2019 and 2020 is as follows:

	12/31/2019		12/31/2020
Trading	Nominal	Fair Value	Nominal	Fair Value

Futures:
Foreign Currency Futures	14,202	—	4,614	—
Market Index Futures	79	—	139	—

Forwards:
Foreign Currency Forwards	199,493	6,551	175,827	7,991
Foreign Exchange (Spot)	36,973	73	29,930	72
Market Index Forwards	651	6	2,292	33

Options:
Foreign Currency Options	57,808	1,606	54,923	2,766
Interest Rate Options	140,813	474	93,248	306
Market Index Options	1,122	201	697	582
Equity Options	—	—	868	65

Swaps:
IRS	3,296,209	76,165	3,597,275	189,535
Equity Swaps	—	12	704	184
CCS	385,855	59,393	451,191	84,577
Total Trading	4,133,205	144,481	4,411,708	286,111

As of December 31, 2019 and 2020, 144,481 million pesos and 286,111 million pesos (liabilities), respectively are OTC financial derivatives of the total amount of the trading portfolio.

The breakdown of the fair value and nominal amount of hedging financial derivatives liability as of December 31, 2019 and 2020 is as follows:

	12/31/2019		12/31/2020
Hedging	Nominal	Fair Value	Nominal	Fair Value

Cash flow hedge:
IRS	11,311	118	11,311	365
CCS	10,704	1,690	4,958	1,540
Foreign Currency Forwards	10,698	409	18,622	569

Fair value hedge:
IRS	3,600	246	49,380	4,361
CCS	31,874	5,060	34,922	12,243
Total Hedging	68,187	7,523	119,193	19,078
Total Financial Derivatives Liability	4,201,392	152,004	4,530,901	305,189

As of December 31, 2019 and 2020, the collateral provided to engage in financial derivatives transactions in organized markets is as follows:

		12/31/2019	12/31/2020

Collateral provided:
Of which:
Mercado Mexicano de Derivados, S.A. de C.V.	Cash	3,865	3,113
Chicago Mercantile Exchange	Cash	1,286	1,009
Foreign financial institutions	Cash	2	1
		5,153	4,123

Deposits of collateral back up positions operated on the Mexican Derivatives Exchange Market (Mercado Mexicano de Derivados), such as futures based on the IPC, USD futures, listed option futures, positions operated on the Chicago Mercantile Exchange such as Standard & Poor’s futures, US Treasury Notes futures and equity options, and positions operated through foreign financial institutions.

The guarantees and/or collateral delivered for the OTC financial derivatives transactions as of December 31, 2019 and 2020 are as follows:

		12/31/2019	12/31/2020

Financial assets at amortized cost - Loans and advances to credit institutions:
Of which (Note 7):
Mexican financial institutions	Cash	7,536	15,738
Foreign financial institutions	Cash	6,764	12,216
		14,300	27,954
Financial assets at fair value through profit or loss - Debt instruments:
Of which (Note 8):
Mexican financial institutions	Bonds	3,121	4,410
Foreign financial institutions (*)	Bonds	1,351	896
		4,472	5,306

(*) As of December 31, 2019, and 2020, includes 1,318 million pesos and 813 million pesos, respectively, of debt instruments received as collateral (registered in memorandum accounts), which were delivered in OTC financial derivatives transactions as collateral.

The guarantees and/or collateral received for the OTC financial derivatives transactions as of December 31, 2019 and 2020 are as follows:

		12/31/2019	12/31/2020

Deposits from credit institutions and Customer deposits:
Of which (Notes 19 and 20):
Mexican financial institutions	Cash	5,174	21,649
Foreign financial institutions	Cash	11,527	1,403
Other	Cash	58	—
		16,759	23,052

		12/31/2019	12/31/2020

Memorandum accounts:
Of which (Note 31):
Mexican financial institutions	Bonds	5,736	5,483
		5,736	5,483

Upon executing transactions with OTC financial derivatives, the Bank agrees to deliver and/or receive collateral to cover any exposure to market risk and the credit risk of such transactions. Such collateral is contractually agreed to with each of the counterparties.

Currently, debt instruments, mainly government bonds, are posted as collateral for transactions with domestic financial entities. Cash deposits are used for transactions with foreign financial entities and institutional customers.

The nominal and/or contractual amounts of the financial derivatives contracts traded by the Bank do not reflect the actual risk assumed by the Bank since the net position in these financial instruments is the result of offsetting and/or combining them. The net position is used by the Bank to hedge interest rates, underlying asset prices or foreign currency risk and to assume directional exposure to risk factors limited by the Bank’s risk appetite. The results of these financial instruments are recognized in Gains/(losses) on financial assets and liabilities (net) in the consolidated income statement. If their purpose is to hedge other exposures, they increase or offset, as appropriate, the gains or losses on the hedged investments (see Note 12).

The Bank manages the credit risk exposure of these contracts through setting credit lines, establishing netting arrangements with its main counterparties and by receiving assets as collateral (see Note 2.f).

The cumulative credit risk exposure is measured in terms of Equivalent Credit Risk (hereinafter, “ECR”). ECR is composed of the current exposure of the contract (at fair value in the case of financial derivatives) and the Potential Future Exposure (hereinafter, “PFE”) which is defined as the maximum expected credit risk exposure over a specified period of time calculated at a 97.5% level of confidence and which expresses its potential future exposure. This metric is used internally for management purposes.

ECR by Profiles Methodology introduces the concept of Exposure Profile per deal, where risk exposure may vary depending on the time-band considered. There is not a unique exposure figure per deal. However, many exposures figure as time-bands are affected and each time-band exposure equals the maximum exposure within the time-band.

Deal risk aggregation per counterparty and per time-band requires aggregation of a Potential Future Exposure for each of the time-bands and considering the netting agreement for the Current Exposure and if applicable, collateral mitigation; so, there is an aggregated net exposure per counterparty as time-bands are impacted.

For financial derivatives, where ECR is equal to the Current Exposure plus the nominal amount multiplied by the Risk Factor, the Profiles Methodology implies that PFE figure is not unique but is calculated for each of the time-bands.

The Counterparty Credit Risk area compares, on a monthly basis, the nominal amounts used to calculate the PFE against the nominal amounts recognized in the accounting records and compares the Current Exposure amounts used for the Current Exposure of the ECR against the Current Exposure amounts also recognized in the accounting records.

As of December 31, 2019 and 2020, the cumulative net credit risk exposure of the Bank was 390,324 million pesos and 45,372 million pesos, respectively. The net credit risk exposure comprises the total counterparty credit risk and issuer risk (which includes financial derivatives, repurchase agreements and debt securities), less any received assets as collateral for mitigating these risks.